Schedule of investments
Nomura Tax-Free Idaho Fund	November 30, 2025 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.84%
Education Revenue Bonds — 25.57%
Boise, Idaho State University Revenue
(General Project) Series A 5.00% 4/1/54	1,325,000	$ 1,382,227
Idaho Housing & Finance Association Revenue
Series A 5.00% 6/1/50	1,275,000	1,212,933
(Alturas International Academy Project) 4.00% 5/1/52	1,500,000	1,303,275
(Anser of Idaho Project)
Series A 2.25% 5/1/51	1,165,000	651,083
Series A 3.00% 5/1/41	3,150,000	2,517,480
Series A 4.00% 5/1/56	1,585,000	1,294,010
(Compass Public Charter School Project)
Series A 144A 5.00% 7/1/54 #	1,000,000	870,780
Series A 144A 6.00% 7/1/39 #	370,000	377,563
Series A 144A 6.00% 7/1/49 #	595,000	598,552
Series A 144A 6.00% 7/1/54 #	570,000	572,052
(Elevate Academy Nampa Project) Series A 5.00% 5/1/60	1,000,000	1,001,840
(Gem Prep: Meridian Project) Series A 4.00% 5/1/57	1,000,000	841,070
(Idaho Arts Charter School Project)
Series A 4.00% 5/1/50	520,000	438,745
Series A 4.00% 5/1/55	305,000	251,375
Series A 144A 5.00% 12/1/38 #	2,050,000	2,055,002
Series A 144A 5.00% 12/1/46 #	1,000,000	963,610
(Meridian South Charter School Project) 144A 4.00% 5/1/46 #	1,000,000	761,320
(North Star Charter School)
Series A 6.75% 7/1/48	529,151	531,934
Series B 144A 4.88% 7/1/49 #, ^	2,888,155	518,626
(Sage International School of Boise Project)
Series A 4.00% 5/1/50	3,000,000	2,564,760
Series A 4.00% 5/1/55	1,100,000	916,751
(Victory Charter School Project) Series A 144A 5.00% 7/1/39 #	1,500,000	1,500,120
(White Pine Charter School Project) Series A 5.75% 5/1/58	1,000,000	1,037,110
Idaho State University General Revenue
3.00% 4/1/49	1,700,000	1,268,523
4.00% 4/1/29	275,000	276,020
Series A 4.00% 4/1/37	350,000	356,678
Series A 4.50% 4/1/52	1,750,000	1,753,465
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Schedule of investments
Nomura Tax-Free Idaho Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Idaho State University General Revenue
Series A 5.25% 4/1/42	605,000	$ 662,481
The Regents of The University of Idaho General Revenue
Series A 4.00% 4/1/45 (BAM)	700,000	676,494
Series A 5.00% 4/1/35 (AG)	560,000	615,390
University of Idaho Revenue
Series A 5.50% 4/1/55 (AG)	1,000,000	1,082,650
Series A 5.50% 4/1/57 (AG)	2,000,000	2,158,960
Unrefunded Series A 5.00% 4/1/41	340,000	349,945
		33,362,824
Electric Revenue Bonds — 7.04%
Boise-Kuna, Idaho Irrigation District Revenue
(Idaho Arrowrock Hydroelectric Project) 5.00% 6/1/34	2,000,000	2,001,380
Idaho Energy Resources Authority Revenue
(Idaho Falls Power Project)
5.00% 9/15/35	1,600,000	1,842,240
5.00% 9/15/36	1,000,000	1,142,900
5.00% 9/15/37	825,000	935,830
5.00% 9/15/39	1,000,000	1,120,250
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	75,000	50,063
Series AAA 5.25% 7/1/26 ‡	45,000	29,925
Series CCC 5.25% 7/1/27 ‡	345,000	230,287
Series WW 5.00% 7/1/28 ‡	320,000	213,600
Series WW 5.50% 7/1/38 ‡	1,500,000	1,001,250
Series XX 4.75% 7/1/26 ‡	50,000	33,375
Series XX 5.25% 7/1/40 ‡	595,000	397,162
Series XX 5.75% 7/1/36 ‡	175,000	116,813
Series ZZ 4.75% 7/1/27 ‡	40,000	26,700
Series ZZ 5.25% 7/1/26 ‡	60,000	39,900
		9,181,675
Healthcare Revenue Bonds — 12.88%
Idaho Health Facilities Authority Revenue
(Madison Memorial Hospital Project) 5.00% 9/1/37	2,000,000	2,003,680
(St. Luke's Health System Project)
3.00% 3/1/51 (BAM)	3,300,000	2,423,520
4.00% 3/1/46 (BAM)	500,000	465,210
4.00% 3/1/51 (BAM)	2,210,000	2,006,348
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	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Idaho Health Facilities Authority Revenue
(St. Luke's Health System Project)
Series A 3.00% 3/1/51	3,000,000	$ 2,112,780
Series A 4.00% 3/1/46	1,160,000	1,058,442
Series A 5.25% 3/1/53	1,000,000	1,046,780
(Trinity Health Credit Group) Series ID 4.00% 12/1/43	3,900,000	3,742,440
(Valley Vista Care Corporation)
Series A 4.00% 11/15/27	295,000	290,926
Series A 5.25% 11/15/37	1,005,000	846,763
Series A 5.25% 11/15/47	1,130,000	811,510
		16,808,399
Housing Revenue Bonds — 8.32%
Idaho Housing & Finance Association Multifamily Housing Revenue
(Sunset Landing Apartments Project)
Series A 2.75% 7/1/40	1,300,000	1,052,766
Series A 3.125% 7/1/54	2,000,000	1,423,000
Idaho Housing & Finance Association Revenue
Series A 4.50% 1/21/49 (GNMA)	185,510	186,543
(Taxable) Series C 5.945% 7/1/55 (GNMA) (FNMA) (FHLMC)	810,000	821,210
Idaho Housing & Finance Association Single Family Mortgage Revenue
Series A 4.65% 1/1/54 (GNMA) (FNMA) (FHLMC)	2,775,000	2,775,055
Series A 4.75% 1/1/48 (GNMA)	960,000	964,973
Series C 3.00% 1/1/43 (FHA)	400,000	337,828
Series C 4.80% 7/1/53 (GNMA) (FNMA) (FHLMC)	1,720,000	1,725,573
Series C 5.25% 1/1/51 (GNMA) (FNMA) (FHLMC)	1,500,000	1,567,515
		10,854,463
Industrial Development Revenue/Pollution ControlRevenue Bonds — 2.67%
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed) Series A 0.601% 5/15/57 ^	30,905,000	1,476,332
Power County, Idaho Industrial Development Revenue
(FMC Project) 6.45% 8/1/32 (AMT)	2,000,000	2,007,440
		3,483,772
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Schedule of investments
Nomura Tax-Free Idaho Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds — 6.34%
Boise, Idaho Urban Renewal Agency Revenue
5.00% 12/15/31	750,000	$ 763,672
5.00% 12/15/32	750,000	763,208
Idaho Falls, Idaho Annual Appropriation Certificates of Participation Revenue
144A 5.25% 5/15/51 #	2,000,000	1,908,580
Idaho Fish & Wildlife Foundation Revenue
(Idaho Department of Fish & Game Headquarters Office Project) 4.00% 12/1/39	1,040,000	1,054,092
Idaho Health Facilities Authority Revenue
(Ada County Coroner Project) 4.00% 9/1/33	305,000	313,711
Idaho Housing & Finance Association Economic Development Facilities Revenue
(TDF Project) Series A 7.00% 2/1/36	1,500,000	1,502,970
Idaho State Building Authority Revenue
(Department of Health & Welfare Project) Series B 4.00% 9/1/48	1,290,000	1,229,318
Nez Perce County, Idaho Annual Appropriation Certificates of Participation Revenue
5.00% 3/1/52	715,000	737,701
		8,273,252
Local General Obligation Bonds — 4.89%
Ada & Boise Counties, Idaho Independent School District Boise City
5.00% 8/1/34	1,000,000	1,024,120
5.00% 8/1/35	500,000	511,420
Canyon County, Idaho School District No. 139 Vallivue
5.00% 9/15/42	1,000,000	1,078,500
5.00% 9/15/43	2,000,000	2,138,360
City of Ketchum, Idaho
2.125% 9/15/41	500,000	366,705
Idaho Bond Bank Authority Revenue
Series A 4.00% 9/15/33	250,000	253,387
Series A 4.00% 9/15/37	1,000,000	1,007,370
		6,379,862
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	Principal amount°	Value (US $)
Municipal Bonds (continued)
Resource Recovery Revenue Bond — 0.29%
Idawy, Idaho Solid Waste District Revenue
Series A 3.00% 1/1/50	550,000	$ 384,335
		384,335
Special Tax Revenue Bonds — 20.61%
Commonwealth of Puerto Rico Revenue
1.842% 11/1/51 •	250,790	163,954
3.312% 11/1/43 •	2,565,881	1,645,371
(Subordinate) 3.80% 11/1/51 •	3,021,003	1,763,511
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	3,798,994	3,698,473
Idaho Housing & Finance Association Sales Tax Revenue
(Transportation Expansion and Congestion Mitigation)
Series A 4.00% 8/15/48	2,370,000	2,235,929
Series A 4.00% 8/15/50	1,000,000	935,400
Series A 5.00% 8/15/42	1,500,000	1,646,070
Series A 5.00% 8/15/48	910,000	966,447
Series A 5.25% 8/15/48	500,000	537,180
Idaho State Building Authority Revenue
(School Modernization Facilities Fund) Series A 5.00% 6/1/34	2,000,000	2,343,900
Idaho Water Resource Board Loan Program Revenue
(Ground Water Rights Mitigation) Series A 5.00% 9/1/32	3,565,000	3,568,565
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 1.019% 7/1/51 ^	6,755,000	1,683,414
Series A-1 3.70% 7/1/46 ^	3,579,000	1,220,403
(Restructured)
Series A-1 4.55% 7/1/40	875,000	872,961
Series A-1 4.75% 7/1/53	1,310,000	1,247,120
Series A-1 5.00% 7/1/58	2,426,000	2,365,253
		26,893,951
State General Obligation Bond — 0.68%
Commonwealth of Puerto Rico Revenue
(Restructured) Series A-1 4.00% 7/1/46	995,000	885,331
		885,331
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Schedule of investments
Nomura Tax-Free Idaho Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds — 6.05%
City of Boise, Idaho Airport Revenue
(Employee Parking Facilities Project) Series B 4.00% 9/1/51 (AMT)	1,955,000	$ 1,743,899
(Public Parking Facilities Project) Series A 5.00% 9/1/51	2,000,000	2,055,200
Idaho Housing & Finance Association Revenue
Series A 4.00% 7/15/39	2,660,000	2,691,441
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(San Juan Cruise Terminal Project) Subseries A-3 6.75% 1/1/46 (AMT)	1,250,000	1,403,888
		7,894,428
Water & Sewer Revenue Bonds — 2.50%
City of Boise, Idaho Water Renewal Revenue
5.00% 9/1/51	2,500,000	2,594,825
Guam Government Waterworks Authority Revenue
Series A 5.00% 7/1/43	650,000	675,396
		3,270,221
Total Municipal Bonds (cost $132,550,709)		127,672,513

Short-Term Investments — 0.54%
Variable Rate Demand Note — 0.54%
Idaho Health Facilities Authority Revenue
(St. Luke's Health System Project) Series D 2.85% 3/1/60 (LOC - TD Bank, N.A.)¤	700,000	700,000
Total Short-Term Investments (cost $700,000)		700,000
Total Value of Securities—98.38% (cost $133,250,709)		128,372,513

Receivables and Other Assets Net of Liabilities—1.62%		2,118,418
Net Assets Applicable to 12,500,167 Shares Outstanding—100.00%		$130,490,931
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2025, the aggregate value of Rule 144A securities was $10,126,205, which represents 7.76% of the Fund’s net assets.
6    NQ- VF [1125] 0126 (5100810)

^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
‡	Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at November 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of November 30, 2025.
Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
FHA – Federal Housing Administration
FHLMC – Federal Home Loan Mortgage Corporation Collateral
FMC – First Mile Connectivity
FNMA – Federal National Mortgage Association Collateral
GNMA – Government National Mortgage Association Collateral
LOC – Letter of Credit
N.A. – National Association
TDF – Term Deposit Facility
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